FT Vest Emerging Markets Buffer ETF - September Average Annual Total Returns		12 Months Ended		15 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.90%	33.57%	22.83%
FT Vest Emerging Markets Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent			20.94%	14.29%
Performance Inception Date	Sep. 20, 2024
FT Vest Emerging Markets Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.94%	14.29%
FT Vest Emerging Markets Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.39%	10.94%